EARNINGS PER SHARE (Tables)	9 Months Ended	12 Months Ended
	Aug. 31, 2015	Nov. 30, 2014
EARNINGS PER SHARE
Schedule of reconciliation of numerator and denominator of basic and diluted earnings per share

	Three months ended		Nine months ended
	(in thousands, except per share data)		(in thousands, except per share data)
	August 31, 2015	August 31, 2014	August 31, 2015	August 31, 2014
Basic earnings (loss) per share computation:
Numerator:
Income (loss) from continuing operations	$6,712	$(488)	$(18,072)	$(2,292)
Income (loss) from discontinued operations	(1,053)	764	(1,213)	2,729

Net income (loss) and comprehensive (loss) income	$5,659	$276	$(19,285)	$437

Denominator:
Weighted average common shares outstanding	69,614	68,362	69,314	68,151
Income (loss) per common share - basic
Income (loss) from continuing operations	$0.10	$(0.01)	$(0.26)	$(0.03)
Income (loss) from discontinued operations	(0.02)	0.01	(0.02)	0.04

Net (loss) income and comprehensive (loss) income	$0.08	$0.00	$(0.28)	$0.01

Diluted earnings (loss) per share computation:
Numerator:
Income (loss) from continuing operations	$6,712	$(488)	$(18,072)	$(2,292)
Income (loss) from discontinued operations	(1,053)	764	(1,213)	2,729

Net income (loss) and comprehensive (loss) income	$5,659	$276	$(19,285)	$437

Denominator:
Weighted average common shares outstanding	69,614	68,362	69,314	68,151
Effect of dilutive securities:
Restricted shares, RSU’s and options	6	518	—	784

Dilutive potential common shares	69,620	68,880	69,314	68,935

Income (loss) per common share - dilutive
Income (loss) from continuing operations	$0.10	$(0.01)	$(0.26)	$(0.03)
Income (loss) from discontinued operations	(0.02)	0.01	(0.02)	0.04

Net income (loss) and comprehensive (loss) income	$0.08	$0.00	$(0.28)	$0.01

	Year Ended
	November 30, 2014	November 30, 2013	November 30, 2012
	(in thousands, except per share data)
Basic (loss) earnings per share computation:
Numerator:
Loss from continuing operations	$(28,482)	$(7,416)	$(2,632)
Income from discontinued operations	766	102	8,197

Net (loss) income	$(27,716)	$(7,314)	$5,565

Denominator:
Weighted average common shares outstanding	68,226	67,163	65,496
Earnings (loss) per common share—basic
Loss from continuing operations	$(0.42)	$(0.11)	$(0.04)
Earnings from discontinued operations	0.01	0.00	0.12

Earnings (loss) per common share—basic	$(0.41)	$(0.11)	$0.08

Diluted income (loss) per share computation:
Numerator:
Loss from continuing operations	$(28,482)	$(7,416)	$(2,632)
Income from discontinued operations	766	102	8,197

Net (loss) income	$(27,716)	$(7,314)	$5,565

Denominator:
Weighted average common shares outstanding	68,226	67,163	65,496
Effect of dilutive securities:
Restricted shares, RSU's, convertible securities and options	—	—	1,353

Dilutive potential common shares	68,226	67,163	66,849

Earnings (loss) per common share—diluted
Loss from continuing operations	$(0.42)	$(0.11)	$(0.04)
Earnings from discontinued operations	0.01	0.00	0.12

Earnings (loss) per common share—diluted	$(0.41)	$(0.11)	$0.08